SCHEDULE OF COST AND ESTIMATED FAIR VALUE INVESTMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Investment cost
Investment gross unrealized gain
Investment fair value
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Investment cost	2,587,811
Investment gross unrealized gain	13,021
Investment fair value	2,600,832
US Treasury Securities - Redemption [Member]
Cash and Cash Equivalents [Line Items]
Investment cost	2,587,811
Investment gross unrealized gain	(13,021)
Investment fair value	$ (2,600,832)